Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Cash and equivalents	$ 5,443	$ 6,021
Marketable securities and short-term investments	1,325	464
Receivables, net	11,078	12,146
Inventories, net	5,376	6,004
Prepaid expenses	218	252
Deferred taxes	902	832
Other current assets	644	706
Total current assets	24,986	26,425
Property, plant and equipment, net	5,652	6,254
Goodwill	10,053	10,670
Other intangible assets, net	2,702	3,297
Prepaid pension and other employee benefits	70	93
Investments in equity-accounted companies	177	197
Deferred taxes	511	370
Other non-current assets	727	758
Total assets	44,878	48,064
Accounts payable, trade	4,765	5,112
Billings in excess of sales	1,455	1,714
Short-term debt and current maturities of long-term debt	353	453
Advances from customers	1,624	1,726
Deferred taxes	289	259
Provisions for warranties	1,148	1,362
Other provisions	1,689	1,807
Other current liabilities	4,257	4,242
Total current liabilities	15,580	16,675
Long-term debt	7,338	7,570
Pension and other employee benefits	2,394	1,639
Deferred taxes	1,165	1,265
Other non-current liabilities	1,586	1,707
Total liabilities	28,063	28,856
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 issued shares at December 31, 2014 and 2013)	1,777	1,750
Retained earnings	19,939	19,186
Accumulated other comprehensive loss	(4,241)	(2,012)
Treasury stock, at cost (55,843,63 and 14,093,960 shares at December 31, 2014 and 2013, respectively)	(1,206)	(246)
Total ABB stockholders' equity	16,269	18,678
Noncontrolling interests	546	530
Total stockholders' equity	16,815	19,208
Total liabilities and stockholders' equity	$ 44,878	$ 48,064